CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Operating revenue:
Net interest income	¥ 1,216,170	$ 190,844	¥ 1,113,337	¥ 1,106,669
Net revenues	9,470,128	1,486,070	7,563,087	5,962,757
Operating expenses:
Origination, servicing expenses and other cost of revenue	(1,834,453)	(287,866)	(1,315,496)	(1,164,716)
Origination, servicing expenses and other cost of revenue-related party	(7,503)	(1,177)	(10,104)	(43,494)
Sales and marketing expenses	(1,584,233)	(248,601)	(482,859)	(720,333)
General and administrative expenses	(518,245)	(81,324)	(461,116)	(435,816)
Research and development expenses	(434,850)	(68,237)	(370,175)	(390,585)
Credit losses for quality assurance commitment	(1,963,609)	(308,133)	(2,007,968)
Provision for loans receivable	(374,243)	(58,727)	(463,175)	(299,504)
Provision for accounts receivable and contract assets	(139,226)	(21,848)	(144,661)	(261,882)
Total operating expenses	(6,856,362)	(1,075,913)	(5,255,554)	(3,316,330)
Other income
Gain from quality assurance				98,405
Realized gain from financial guarantee derivatives				31,444
Fair value change of financial guarantee derivatives				(56,287)
Other income, net	122,368	19,202	116,469	136,491
Profit before income tax expenses	2,736,134	429,359	2,424,002	2,856,480
Income tax expenses	(240,818)	(37,790)	(455,421)	(481,962)
Net profit	2,495,316	391,569	1,968,581	2,374,518
Net loss (profit) attributable to non-controlling interest shareholders	13,631	2,139	4,119	(1,668)
Net profit	2,508,947	393,708	1,972,700	2,372,850
Net profit	2,495,316	391,569	1,968,581	2,374,518
Foreign currency translation adjustment, net of nil tax	(11,627)	(1,825)	(75,462)	12,110
Total comprehensive income	2,483,689	389,744	1,893,119	2,386,628
Total comprehensive loss (income) attributable to non-controlling interest shareholders	13,631	2,139	4,119	(1,668)
Total comprehensive income attributable to FinVolution Group	¥ 2,497,320	$ 391,883	¥ 1,897,238	¥ 2,384,960
Weighted average number of ordinary shares used in computing net income (loss) per share
Basic | shares	1,420,870,790	1,420,870,790	1,477,162,991	1,525,814,189
Diluted | shares	1,482,501,832	1,482,501,832	1,491,325,420	1,552,423,060
Net profit per share - Basic | (per share)	¥ 1.77	$ 0.28	¥ 1.34	¥ 1.56
Net profit per share - Diluted | (per share)	¥ 1.69	$ 0.27	¥ 1.32	¥ 1.53
Loan facilitation service fees [Member]
Operating revenue:
Operating revenues	¥ 3,794,182	$ 595,390	¥ 1,908,851	¥ 3,310,875
Post-facilitation service fees [Member]
Operating revenue:
Operating revenues	1,309,565	205,499	672,981	1,200,373
Guarantee income [Member]
Operating revenue:
Operating revenues	2,593,512	406,979	3,386,032
Other Revenue [Member]
Operating revenue:
Operating revenues	¥ 556,699	$ 87,358	¥ 481,886	¥ 344,840
American Depositary Shares [Member]
Weighted average number of ordinary shares used in computing net income (loss) per share
Net profit per share - Basic | (per share)	¥ 8.83	$ 1.39	¥ 6.68	¥ 7.78
Net profit per share - Diluted | (per share)	¥ 8.46	$ 1.33	¥ 6.61	¥ 7.64